TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of prepaid income taxes

	2023	2024
The Company - Corporate income tax	271	641
Subsidiaries - Corporate income tax	699	1,554
Total	970	2,195
Current portion	(3)	(46)
Non-current portion (Note 14)	967	2,149

Schedule of prepaid other taxes

	2023	2024
The Company:
VAT	164	168
Article 21 - Individual income tax	2	154
Article 22 - Withholding tax on goods delivery and imports	0	0
Article 23 - Withholding tax on service delivery	238	260
Subsidiaries:
VAT	2,145	2,782
Article 4(2) - Final tax	1	17
Article 21 - Individual income tax	—	7
Article 23 - Withholding tax on service delivery	14	79
Total	2,564	3,467
Current portion	(1,925)	(2,798)
Non-current portion (Note 14)	639	669

Schedule of current income tax liabilities

	2023	2024
The Company:
Article 25 - Installment of corporate income tax	122	78
Subsidiaries:
Article 25 - Installment of corporate income tax	539	587
Article 29 - Corporate income tax	1,672	203
Total	2,333	868

Schedule of other tax liabilities

	2023	2024
The Company:
Income taxes
Article 4(2) - Final tax	33	11
Article 21 - Individual income tax	102	1
Article 22 - Withholding tax on goods delivery and imports	2	1
Article 23 - Withholding tax on services	24	45
Article 26 - Withholding tax on non-resident income	0	0
VAT	170	109
VAT - Tax collector	163	114
Sub-total	494	281

Subsidiaries:
Income taxes
Article 4(2) - Final tax	317	644
Article 21 - Individual income tax	182	160
Article 22 - Withholding tax on goods delivery and imports	9	6
Article 23 - Withholding tax on services	152	33
Article 26 - Withholding tax on non-resident income	10	178
VAT	399	473
VAT - Tax collector	629	650
Sub-total	1,698	2,144
Total	2,192	2,425

Schedule of components of consolidated income tax expense (benefit)

	2022	2023	2024
Current
The Company	2,134	1,271	905
Subsidiaries	7,125	7,525	6,730
Sub-total	9,259	8,796	7,635
Deferred
The Company	(102)	504	608
Subsidiaries	(447)	(513)	190
Sub-total	(549)	(9)	798
Net income tax expense	8,710	8,787	8,433

Schedule of net income tax expense

	2022	2023	2024
Estimated taxable income of the Company	11,039	6,340	4,200
Corporate Income Tax:
Current corporate income tax expense:
The Company	2,098	1,205	798
Subsidiaries	7,125	7,524	6,730
Current income tax expense of previous year:
Final tax expense
The Company	36	66	107
Subsidiaries	—	1	—
Total income tax expense - current	9,259	8,796	7,635

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	25	196	34
Leases	(1)	0	(1)
Accrued expenses	—	—	24
Addition to deferred installation fee	(20)	(1)	(4)
Allowance for expected credit losses	10	54	61
Provision for employee benefits	96	(7)	23
Amortization of intangible assets, land rights and others	(1)	(6)	(13)
Depreciation and gain or loss on disposal or sale of property and equipment	(174)	285	481
Others	(37)	(17)	3
Net	(102)	504	608
Telkomsel
Fair value measurement of other financial instruments	(542)	(7)	8
Leases	58	200	23
Allowance for expected credit losses	35	(61)	(119)
Amortization of license	(6)	25	3
Provision for employee benefits	(33)	(168)	(160)
Contract liabilities	—	(217)	30
Contract cost	—	(5)	(23)
Other financial instruments	234	(41)	150
Depreciation and gain or loss on disposal or sale of property and equipment	(178)	(122)	133
Net	(432)	(396)	45
Subsidiaries - other - net	(15)	(117)	145
Net income tax benefit - deferred	(549)	(9)	798
Income tax expense - net	8,710	8,787	8,433

Schedule of reconciliation of income tax expense

	2022	2023	2024
Profit before income tax consolidation	36,430	40,855	39,158
Less consolidated income subject to final tax - net	(5,807)	(11,010)	(7,598)
	30,623	29,845	31,560
Income tax expense calculated at the Company’s applicable statutory tax rate	5,818	5,671	5,996
Difference in applicable statutory tax rate for subsidiaries	699	626	798
Non-deductible expenses	1,994	2,183	1,239
Final income tax expense	36	67	107
Deferred tax adjustment	(508)	(203)	(4)
Unrecognized deferred tax	(61)	177	8
Others	732	266	289
Net income tax expense	8,710	8,787	8,433

Schedule of claim for tax refund

	2024			2023
	Appeal	Others	Total	Appeal	Others	Total
Claims for tax refund which are not yet
confirmed by the Tax Authority
Corporate Income Tax
2024 fiscal year	—	791	791	—	—	—

Tax assessment with claims for tax refund
Corporate Income Tax
2018 fiscal year	35	—	35	35	—	35
2015 fiscal year	294	—	294	294	—	294
2014 fiscal year	2	—	2	2	—	2
Withholding tax
2015 fiscal year	—	0	0	—	0	0
VAT
2014 fiscal year	—	—	—	—	0	0
	331	791	1,122	331	0	331
Tax assessment with no associated claims for tax refund
Corporate Income Tax
2014 fiscal year	35	—	35	35	—	35

Schedule of deferred tax assets and liabilities

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2023	2024	2023	2024
The Company
Allowance for expected credit losses	831	770	(54)	(61)
Net periodic pension and other
post-employment benefit costs	822	781	(196)	(34)
Difference between accounting and tax bases of property and equipment	430	(51)	(285)	(481)
Provision for employee benefits	299	276	7	(23)
Deferred installation fee	21	25	1	4
Land rights, intangible assets and others	29	42	6	13
Accrued expenses	24	—	—	(24)
Leases	—	1	1	1
Others	76	73	17	(3)
Total deferred tax assets - net	2,532	1,917	(503)	(608)

Telkomsel
Provision for employee benefits	1,385	1,445	168	160
Allowance for expected credit losses	205	324	61	119
Contract liabilities	400	370	217	(30)
Fair value measurement of financial instruments	—	(8)	7	(8)
Difference between accounting and tax bases of property and equipment	62	(71)	122	(133)
Leases	(976)	(998)	(201)	(23)
License amortization	(171)	(174)	(25)	(3)
Contract cost	(46)	(23)	5	23
Other financial instruments	125	(25)	41	(150)
Deferred tax assets of Telkomsel - net	984	840	395	(45)
Deferred tax assets of the other subsidiaries - net	704	680	(70)	(15)
Deferred tax liabilities of the other subsidiaries - net	(841)	(992)	187	(130)

Deferred tax income (expense)			9	(798)
Total deferred tax assets - net	4,220	3,437